Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Profit or loss [abstract]
Revenue	$ 1,217.0	$ 1,098.4	$ 903.7
Cost of sales	401.8	364.8	349.7
Gross profit	815.2	733.6	554.0
Selling, general & administrative expenses	679.7	576.9	437.0
Operating income	135.5	156.7	117.0
Net interest, finance and other costs	42.0	39.0	30.9
Income before income taxes	93.5	117.7	86.1
Income tax expense	24.6	23.1	15.8
Net income	68.9	94.6	70.3
Attributable to:
Shareholders of the Company	72.7	94.6	70.3
Non-controlling interest	(3.8)	0.0	0.0
Net income	$ 68.9	$ 94.6	$ 70.3
Earnings per share attributable to shareholders of the Company
Basic (in CAD per share)	$ 0.69	$ 0.87	$ 0.64
Diluted (in CAD per share)	$ 0.69	$ 0.87	$ 0.63